Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

The details of the Company’s subsidiaries as of June 30, 2025 are as follows. All subsidiaries of the Company are all wholly-owned by the Company through equity investment.

Entity	Date of incorporation	Place of incorporation	Percentage of direct ownership	Principal activities
Aster BVI	February 25, 2011	BVI	100%	Investment holding
Lucky Knot Limited	July 18, 2019	BVI	100%	Investment holding
Aster Industrial Limited	August 8, 2019	BVI	100%	Investment holding
Aster Online	August 15, 2019	Hong Kong	100%	Investment holding
Aster HK	August 16, 2019	Hong Kong	100%	Sales of compatible toner cartridges
Aster Graphics, Inc. (“Aster U.S.”)	March 1, 2011	U.S.	100%	Sales of compatible toner cartridges in the U.S.
Aster NL	July 8, 2011	Netherlands	100%	Sales of compatible toner cartridges in Europe
Jiangxi Yibo	January 12, 2011	PRC	100%	Manufacture of compatible toner cartridges in the PRC
Aster Germany	September 25, 2018	Germany	100%	Sales of compatible toner cartridges in Europe
Aster Italy	May 7, 2018	Italy	100%	Sales of compatible toner cartridges in Europe
Aster France	April 3, 2019	France	100%	Sales of compatible toner cartridges in Europe
Jiangxi Leibotai Electronic Technology Co., Ltd. (“Jiangxi Leibotai”)	June 26, 2012	PRC	100%	Provision of procurement services in the PRC
Yantuo (Guangdong) Technology Co., Ltd. (“Yantuo”)(1)	April 8, 2013	PRC	100%	Provision of sales management services in the PRC
Planet Image International Electronic Technology Shenzhen Co., Ltd. (formerly known as Shenzhen Dinghong Shengda E-commerce Co., Ltd.)	February 28, 2020	PRC	100%	Provision of sales management services in the PRC
Aster Technology UK Ltd. (“Aster UK”)	January 21, 2019	United Kingdom	100%	Sales of compatible toner cartridges in Europe
Peony Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
White Poplar Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Joyful Product Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Grand Future Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Oriental Poetry Co., Limited	March 5, 2020	Hong Kong	100%	Investment holding
Prosperity Product Trade Co., Limited	March 9, 2020	Hong Kong	100%	Investment holding
Atlantic Marketing Co., Limited	March 5, 2020	Hong Kong	100%	Investment holding

(1)	Aster UK is a directly wholly-owned subsidiary of Yantuo through equity investment.